Significant Customers (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Accounts receivable	$ 3,700,000	$ 3,200,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.00%	48.00%
Accounts receivable	$ 3,723,079	$ 3,188,832